NOTE 4 - PROPERTY AND EQUIPMENT - Schedule of Propery Plant and Equipment (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,202,625		$ 1,057,650
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		$ 729,091	656,629	$ 576,419
Property, Plant and Equipment, Net	473,534	$ 473,534	401,021	409,382
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	349,064		317,958	258,871
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	754,074		640,566	618,125
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 99,487		99,126	108,805
Total [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			$ 1,057,650	$ 985,801